Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Intangible Assets, Net [Line Items]
Payments to Develop Software		$ 178,553
Software	$ 241,169
Amortized period			5 years